UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
December 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--155.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.3%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	4,520,000		4,542,600
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	2,000,000		1,945,720
Alaska--1.6%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	12,190,000		7,933,130
Arizona--4.7%
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.55	12/1/41	1,905,000		1,939,595
Barclays Capital Municipal Trust
Receipts (Series 21 W) (Salt
River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue)	5.00	1/1/38	17,210,000	a,b	17,791,440
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,410,000		2,675,759
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	500,000		480,245
California--18.3%
Alameda Corridor Transportation
Authority, Senior Lien Revenue	5.00	10/1/20	1,730,000		2,000,797
Barclays Capital Municipal Trust
Receipts (Series 80 W) (Los
Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport))	5.00	5/15/31	5,247,500	a,b	5,479,786
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000		11,999,340
California,
GO (Various Purpose)	6.50	4/1/33	10,000,000		11,826,400
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000		8,557,575
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	2,090,000		2,233,959
California Statewide Communities

Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	2,000,000		2,042,380
JPMorgan Chase Putters/Drivers
Trust (Series 3851)
(California Educational
Facilities Authority, Revenue
(University of Southern
California))	5.25	10/1/16	10,100,000	a,b	10,703,374
JPMorgan Chase Putters/Drivers
Trust (Series 4361) (Los
Angeles Department of Water
and Power, Water System
Revenue)	5.00	7/1/20	5,000,000	a,b	5,185,700
RIB Floater Trust (Barclays Bank
PLC) (Series 23 U) (The Regents
of the University of
California, General Revenue)	5.00	5/15/38	10,000,000	a,b	10,464,100
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	6,250,000		6,943,500
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	2,000,000		2,181,460
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	5.00	8/1/23	1,000,000		1,069,010
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	7,300,000		5,203,659
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	3,500,000		3,941,490
Colorado--5.5%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000		1,869,000
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000		3,937,150
JPMorgan Chase Putters/Drivers
Trust (Series 4386) (Board of
Governors of the Colorado
State University, System
Enterprise Revenue)	5.00	3/1/20	7,500,000	a,b	7,774,200
RIB Floater Trust (Barclays Bank

PLC) (Series 25 U-1) (Colorado
Springs, Utilities System
Improvement Revenue)	5.00	11/15/43	9,750,000	a,b	10,134,638
Southlands Metropolitan District
Number 1, GO (Prerefunded)	7.13	12/1/14	2,000,000	c	2,126,840
The Plaza Metropolitan District
Number 1, Revenue	5.00	12/1/17	1,170,000		1,232,501
District of Columbia--4.3%
RIB Floater Trust (Barclays Bank
PLC) (Series 15 U) (District of
Columbia, Income Tax Secured
Revenue)	5.00	12/1/35	19,997,610	a,b	21,130,810
Florida--5.7%
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000		5,211,150
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	8,000,000		9,450,080
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	6,000,000		6,604,920
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	6,500,000		6,635,785
Georgia--6.6%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	6,000,000		6,899,220
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	4,000,000		4,152,160
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000		4,530,922
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.)	5.63	6/15/38	6,000,000		6,418,680
RIB Floater Trust (Barclays Bank
PLC) (Series 20 U) (Private
Colleges and Universities
Authority, Revenue (Emory
University))	5.00	10/1/43	10,000,000	a,b	10,511,400
Hawaii--.9%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.75	7/1/40	4,415,000		4,548,730
Idaho--1.0%
Power County Industrial

Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000		5,004,050
Illinois--4.3%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	5,000,000		5,164,800
Chicago,
GO	5.00	1/1/24	2,500,000		2,596,825
JPMorgan Chase Putters/Drivers
Trust (Series 4360) (Greater
Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement Bonds)	5.00	12/1/19	7,500,000	a,b	7,838,625
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	5,050,000		5,499,753
Indiana--.3%
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000		1,248,352
Iowa--1.7%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	7,375,000		6,584,842
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000		1,657,500
Kentucky--.6%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's HealthCare, Inc.
Project) (Prerefunded)	6.13	2/1/18	2,300,000	c	2,774,835
Louisiana--1.8%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	2,979,000	d	1,175,811
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000		7,418,180
Maine--.7%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	3,000,000		3,291,360
Maryland--1.9%
JPMorgan Chase Putters/Drivers
Trust (Series 4422) (Mayor and

City Council of Baltimore,
Project Revenue (Water
Projects))	5.00	7/1/21	9,000,000	a,b	9,362,880
Massachusetts--11.3%
Barclays Capital Municipal Trust
Receipts (Series 15 W)
(Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	13,110,000	a,b	13,730,890
JPMorgan Chase Putters/Drivers
Trust (Series 3840)
(Massachusetts Development
Finance Agency, Revenue
(Harvard University Issue))	5.25	2/1/34	10,000,000	a,b	10,886,300
JPMorgan Chase Putters/Drivers
Trust (Series 3898)
(Massachusetts, Consolidated
Loan)	5.00	4/1/19	8,600,000	a,b	9,483,048
JPMorgan Chase Putters/Drivers
Trust (Series 4420)
(Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue)	5.00	5/15/21	10,000,000	a,b	10,432,800
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	5,000,000		4,820,250
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,650,000		6,158,613
Michigan--8.6%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000		2,241,788
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	2,500,000		2,629,600
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	5,700,000		6,063,546
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	3,000,000		2,726,070
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	2,000,000		1,811,620
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,930,000		2,972,251
Michigan Hospital Finance

Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000		5,150,600
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	9,600,000		8,845,344
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	5,500,000		6,562,270
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	3,435,000		3,263,868
Minnesota--2.0%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	278,044		287,695
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	445,108		449,635
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Corp.)	6.50	11/15/38	5,000,000		5,691,850
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.15	11/15/20	3,310,000		3,430,385
Mississippi--3.0%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	9,310,000		9,271,736
Mississippi Development Bank,
Special Obligation Revenue
(Magnolia Regional Health
Center Project)	6.50	10/1/31	5,000,000		5,391,600
Missouri--.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000		2,001,480
New Jersey--3.8%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Prerefunded)	5.75	6/15/14	3,000,000	c	3,076,710
New Jersey Economic Development

Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.25	9/15/29	2,000,000		1,829,580
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	2,500,000		2,774,325
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	5,000,000		5,238,350
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,000,000		1,678,420
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	5,500,000		3,885,530
New Mexico--1.6%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	7,000,000		7,151,200
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	480,000		510,686
New York--9.8%
Barclays Capital Municipal Trust
Receipts (Series 7 B) (New York
City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	a,b	5,692,050
Barclays Capital Municipal Trust
Receipts (Series 29 W) (New
York City Municipal Water
Finance Authority, Water and
Sewer System General
Resolution Revenue)	5.00	6/15/39	20,000,000	a,b	20,683,800
JPMorgan Chase Putters/Drivers
Trust (Series 3857) (New York
City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	a,b	5,737,450
New York City Educational
Construction Fund, Revenue	6.50	4/1/27	4,490,000		5,388,269
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	5,000,000		5,689,000
Niagara Area Development
Corporation, Solid Waste

Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	3,000,000		2,605,410
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000		2,139,740
Ohio--7.9%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,850,000		3,872,523
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/29	3,955,000	e	1,932,650
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/31	3,955,000	e	1,726,595
JPMorgan Chase Putters/Drivers
Trust (Series 4367) (Hamilton
County, Sewer System
Improvement Revenue (The
Metropolitan Sewer District of
Greater Cincinnati))	5.00	6/1/33	17,000,000	a,b	17,784,040
Muskingum County,
Hospital Facilities Revenue
(Genesis HealthCare System
Obligated Group Project)	5.00	2/15/22	4,590,000		4,449,776
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	1,900,000		2,061,633
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000	b	2,322,810
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	5,000,000		4,791,800
Oregon--.7%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	3,300,000		3,560,568
Pennsylvania--1.4%

JPMorgan Chase Putters/Drivers
Trust (Series 3916) (Geisinger
Authority, Health System
Revenue (Geisinger Health
System))	5.13	6/1/35	3,000,000	a,b	3,032,130
Philadelphia,
GO	6.50	8/1/41	3,550,000		3,889,132
Rhode Island--1.1%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Corp.)	7.00	5/15/39	5,000,000		5,522,900
South Carolina--7.4%
Barclays Capital Municipal Trust
Receipts (Series 42 W)
(Columbia, Waterworks and
Sewer System Revenue)	5.00	2/1/40	10,000,000	a,b	10,448,700
JPMorgan Chase Putters/Drivers
Trust (Series 4379) (South
Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper))	5.13	6/1/37	15,000,000	a,b	15,124,800
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.50	1/1/38	10,000,000		10,708,300
Tennessee--4.7%
Barclays Capital Municipal Trust
Receipts (Series 25 W)
(Rutherford County Health and
Educational Facilities Board,
Revenue (Ascension Health
Senior Credit Group))	5.00	11/15/40	10,000,000	a,b	10,039,800
JPMorgan Chase Putters/Drivers
Trust (Series 4416)
(Metropolitan Government of
Nashville and Davidson County,
Water and Sewer Revenue)	5.00	7/1/21	5,000,000	a,b	5,238,800
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	7,000,000		7,639,240
Texas--13.6%
Barclays Capital Municipal Trust
Receipts (Series 28 W) (Leander
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program))	5.00	8/15/40	8,510,000	a,b	8,873,249
Clifton Higher Education Finance

Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	2,500,000		2,631,000
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000		10,093,900
Gulf Coast Industrial Development
Authority, SWDR (CITGO
Petroleum Corporation Project)	4.88	5/1/25	1,000,000		949,350
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	2,000,000	c	2,575,600
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.13	7/15/17	1,750,000		1,749,860
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Corp.)	6.00	11/15/36	5,000,000		5,662,450
JPMorgan Chase Putters/Drivers
Trust (Series 4356) (San
Antonio, Electric and Gas
Systems Junior Lien Revenue)	5.00	2/1/21	16,750,000	a,b	17,242,283
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	10,300,000		10,931,699
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,500,000		5,751,185
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	13.41	7/2/24	400,000	f	425,928
Vermont--.4%
Burlington,
Airport Revenue	3.50	7/1/18	1,980,000		1,963,724
Virginia--2.5%
Barclays Capital Municipal Trust
Receipts (Series 17 W)
(Virginia Small Business
Financing Authority, Health
Care Facilities Revenue
(Sentara Healthcare))	5.00	11/1/40	10,000,000	a,b	10,085,700
Chesterfield County Economic
Development Authority,
Retirement Facilities First
Mortgage Revenue (Brandermill
Woods Project)	5.13	1/1/43	2,500,000		2,139,575
Washington--5.2%
Barclays Capital Municipal Trust
Receipts (Series 27 B) (King

County, Sewer Revenue)	5.00	1/1/29	3,998,716	a,b	4,329,516
Barclays Capital Municipal Trust
Receipts (Series 66 W) (King
County, Limited Tax GO
(Payable from Sewer Revenues))	5.13	1/1/33	10,000,000	a,b	10,860,300
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	5,975,000	c	7,278,745
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	3,000,000		3,111,030
West Virginia--.4%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	2,000,000		1,924,160
Wyoming--1.1%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000		2,544,812
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000		2,890,580
U.S. Related--7.8%
Guam,
LOR (Section 30)	5.75	12/1/34	2,000,000		2,069,700
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000		1,012,864
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	2,000,000		1,964,860
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	4,660,000		2,882,117
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	2,000,000		1,337,460
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/37	2,500,000		1,849,275
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,610,000		1,097,263
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	6,500,000		4,429,945
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	2,390,000		1,677,445
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/20	1,785,000		1,391,889
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,500,000		1,562,825
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	5,840,000		3,522,746

Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000	3,503,950
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	1,742,725
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,000,000	8,220,740
Total Investments (cost $753,968,049)			155.9%	764,737,424
Liabilities, Less Cash and Receivables			(20.2%)	(99,048,113)
Preferred Stock, at redemption value			(35.7%)	(175,100,000)
Net Assets Applicable to Common Shareholders			100.0%	490,589,311

a	Collateral for floating rate borrowings.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities were valued at $308,405,419 or 62.9% of net assets applicable to Common Shareholders.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Non-income producing--security in default.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Inverse floater security--the interest rate is subject to change periodically. Rate shown is the interest rate in effect at December 31, 2013.

At December 31, 2013, net unrealized appreciation on investments was $10,769,375 of which $32,343,582 related to appreciated investment securities and $21,574,207 related to depreciated investment securities. At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds

ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	February 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)